Summary of Significant Accounting Policies (Details Narrative) € in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 EUR (€)	Aug. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€)
Statement Line Items [Line Items]
Issuance of gross proceeds			€ 7,914		€ 24,000
Foreign currency exchange rate | € / shares			1.2230	1.1227
Average exchange rate | € / shares			1.1410	1.1194
Translation of amounts in foreign currencies			€ 2,155	€ (286)
Gains and losses on foreign currencies translation			(3,601)	€ 324
Bottom of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets			€ 250
Intangible assets estimated useful life			4 years
Cost of capital rates			8.27%	9.39%
Top of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets			€ 1,000
Intangible assets estimated useful life			12 years
Cost of capital rates			8.74%	9.53%
IT Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			3 years
Other Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			4 years
Office and Laboratory Facilities [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			10 years
Laboratory Devices [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year			13 years
Motor vehicles [member]
Statement Line Items [Line Items]
Tangible assets depreciated year			3 years
Buildings [member]
Statement Line Items [Line Items]
Tangible assets depreciated year			6 years
Parent [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Bioscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Development GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Biofrontera Neuroscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage			100.00%
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Issuance of gross proceeds	€ 24,700
Convertible Bond 2020/2024 [Member]
Statement Line Items [Line Items]
Issuance of units, shares | shares			1,600,000
Qualified subordinated mandatory convertible bond percentage			0.50%
Convertible Bond 2020/2026 [Member]
Statement Line Items [Line Items]
Issuance of units, shares | shares			1,600,000
Qualified subordinated mandatory convertible bond percentage			1.00%
Convertible Bond 2020/2021 [Member]
Statement Line Items [Line Items]
Qualified subordinated mandatory convertible bond percentage		1.00%
Issuance of gross proceeds		€ 7,900
EIB Loan [Member]
Statement Line Items [Line Items]
Variable interest description			The loan contains three different interest components: 1) a variable interest component, entailing quarterly interest payments on the outstanding amounts based on 3-month EURIBOR plus a risk premium; 2) a fixed component at 6% per annum which is due at term-end, and 3) a performance component which is due at the term-end, and whose level is derived from the market capitalization of Biofrontera AG but limited to a 4% per annum interest rate.
2017 EIB Loan [Member]
Statement Line Items [Line Items]
Notional participation rate			2.93%	12.33%
2019 EIB Loan [Member]
Statement Line Items [Line Items]
Notional participation rate			3.26%	10.63%